PROPERTY AND EQUIPMENT (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 5,899	$ 3,537
Less accumulated depreciation	2,315	1,389
Depreciated cost	3,584	2,148
Computers and Related Equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	3,712	2,293
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,092	557
Office Furniture And Equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 1,095	$ 687